LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right-of-use assets:
Right-of-use assets	$ 1,057	$ 302
Lease liabilities:
Current	170	353
Non-current	900	3
Lease liabilities	1,070	356
Additions to right-of-use assets	1,000	0
Additions to lease liabilities	1,000	0
Decrease in lease liabilities	$ 0	200
Lease renewal term	5 years
Decrease in right of use assets	$ 0	166
Depreciation charge of right-of-use assets	293	521
Interest expense	19	55
Foreign exchange differences	95	7
Cash outflow for leases	400	700
Properties
Right-of-use assets:
Right-of-use assets	1,057	302
Lease liabilities:
Depreciation charge of right-of-use assets	$ 293	470
Vehicles
Lease liabilities:
Depreciation charge of right-of-use assets		$ 51